Financial assets at fair value through profit or loss - Summary of trading assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 56,870	€ 51,381
Debt securities
Disclosure of fair value measurement of assets [line items]
Trading assets	4,189	5,319
Equity securities
Disclosure of fair value measurement of assets [line items]
Trading assets	11,737	17,566
Derivatives
Disclosure of fair value measurement of assets [line items]
Trading assets	30,841	19,764
Loans and receivables
Disclosure of fair value measurement of assets [line items]
Trading assets	€ 10,103	€ 8,733